Income Taxes - Summary of Reconciliation Between the Provision for Income Tax at the Applicable Statutory Tax Rate and the Actual Provision for Corporate Income Tax (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Provision for income tax at the applicable statutory tax rate	₱ 9,701	₱ 6,845	₱ 4,371
Tax effects of:
Nondeductible expenses	907	1,235	784
Equity share in net losses (earnings) of associates and joint ventures	460	26	(872)
Loss (income) not subject to income tax	154	(1,827)	(301)
Diffeence between Optical Standard Deduction, OSD, and itemized deductions	(251)	(22)	(22)
Income subject to final tax	(599)	(297)	(2,545)
Income subject to lower tax rate	1,323	750	520
Net movement in unrecognized deferred income tax assets and other adjustments	501	(1,368)	208
Actual provision for corporate income tax	₱ 9,550	₱ 3,842	₱ 1,103